Equity (Details 3) In Thousands, except Share data, unless otherwise specified				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2004 Convertible promissory notes USD ($) item	Dec. 31, 2011 Exercise price of AU$8.20 USD ($)	Dec. 31, 2011 Exercise price of AU$11.20 USD ($)	Nov. 30, 2010 Exercise price of AU$6.40	Dec. 31, 2011 Exercise price of AU$6.40 USD ($)	Dec. 31, 2010 Exercise price of AU$6.40 USD ($)	Nov. 10, 2010 Exercise price of AU$6.40 USD ($)	Jun. 30, 2004 Exercise price of AU$5.00 Convertible promissory notes USD ($)	Feb. 29, 2012 4 years warrants	Feb. 08, 2012 4 years warrants AUD	Feb. 29, 2012 5 years warrants	Feb. 08, 2012 5 years warrants AUD
Warrants
Warrants outstanding (in shares)	1,564,649	1,496,032	1,223,787
Warrants issued (in shares)					10,623	276,501			850,737	357,050	16,000		77,063		8,553
Exercise price of warrants (in dollars per share)					$ 8.20	$ 11.20		$ 6.40	$ 6.40	$ 6.40	$ 5.00		11.20		8.00
Term of warrants					4 years	4 years	4 years		4 years		10 years	4 years		5 years
Notes issued (in dollars)				$ 800
Number of unrelated parties				1
Warrants exercised (in shares)								14,879
Total proceeds on exercise of warrants								$ 99